PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	$ 2,000,000
End of period	194,000,000	$ 2,000,000
Impairment loss	0	0
Computers and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	1,000,000
End of period	86,000,000	1,000,000
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	0
End of period	2,000,000	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	0
End of period	104,000,000	0
ROU asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	1,000,000
End of period	2,000,000	1,000,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	2,000,000
Acquisitions through business combinations	175,000,000
Additions	41,000,000
Disposals	(17,000,000)
End of period	201,000,000	2,000,000
Cost | Computers and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	1,000,000
Acquisitions through business combinations	73,000,000
Additions	25,000,000
Disposals	(9,000,000)
End of period	90,000,000	1,000,000
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	0
Acquisitions through business combinations	2,000,000
Additions	0
Disposals	0
End of period	2,000,000	0
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	0
Acquisitions through business combinations	100,000,000
Additions	15,000,000
Disposals	(8,000,000)
End of period	107,000,000	0
Cost | ROU asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	1,000,000
Acquisitions through business combinations	0
Additions	1,000,000
Disposals	0
End of period	2,000,000	1,000,000
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	0
Depreciation	(5,000,000)
Disposals	2,000,000
End of period	(7,000,000)	0
Accumulated depreciation | Computers and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	0
Depreciation	(2,000,000)
Disposals	2,000,000
End of period	(4,000,000)	0
Accumulated depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	0
Depreciation	0
Disposals	0
End of period	0	0
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	0
Depreciation	(3,000,000)
Disposals	0
End of period	(3,000,000)	0
Accumulated depreciation | ROU asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	0
Depreciation	0
Disposals	0
End of period	$ 0	$ 0